Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 238,578	$ 169,009
Trade and other receivables		4,271	4,295
Value added taxes receivable	[1]	41,641	29,637
Inventories		32,512	30,517
Other financial assets		36,319	7,488
Prepaid expenses and other		2,725	2,033
Total current assets		356,046	242,979
Non-current assets
Mining interests		509,730	463,391
Property, plant and equipment		258,220	236,639
Right-of-use assets		14,330	12,034
Deposits on non-current assets		14,246	2,189
Non-current income taxes receivable			4,579
Non-current value added taxes receivable	[1]	15,301
Deferred tax assets		69,644	51,141
Total assets		1,237,517	1,012,952
Current liabilities
Trade and other payables		76,002	59,123
Unearned revenue		2,717	4,486
Current portion of debt facilities		10,975	1,175
Current portion of lease liabilities		5,358	6,920
Income taxes payable		6,574	149
Total current liabilities		101,626	71,853
Non-current liabilities
Debt facilities		141,733	154,643
Lease liabilities		15,217	15,016
Decommissioning liabilities		51,471	40,528
Other liabilities		5,406	4,675
Non-current income taxes payable		23,099
Deferred tax liabilities		48,729	63,916
Total liabilities		387,281	350,631
Equity
Share capital		1,087,139	933,182
Equity reserves		101,997	90,692
Accumulated deficit		(338,900)	(361,553)
Total equity		850,236	662,321
Total liabilities and equity		$ 1,237,517	$ 1,012,952

[1]	Equity component of convertible debenture reserve represents the estimated fair value of its conversion option of $26.3 million, net of deferred tax effect of $7.1 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves.